Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2022
Shareholders Equity
Schedule of reserves

	2022	2021

	408,602	401,806

Special Reserve of goodwill	353,604	353,604
Long-term incentive plan	54,998	48,202

Schedule of dividends calculation

	2022	2021

Net profit for the year	1,670,755	2,957,174
(-) Non-distributable tax incentives	(166,110)	(176,741)
(-) Constitution of legal reserve	(75,233)	(139,021)
Adjusted Net Profit	1,429,412	2,641,412

Minimum dividends calculated on the basis of 25% of adjusted profit	357,353	660,353

Breakdown of dividends payable interest on shareholders’ equity:
Interest on shareholders’ equity	1,400,000	1,047,500
Total dividends and interest on shareholders’ equity distributed and proposed	1,400,000	1,047,500
Income tax withheld (IRRF) on shareholders´ equity	(196,970)	(142,977)
Total dividends and interest on shareholders’ equity, net	1,203,030	904,523

Schedule of Interest On Shareholders Equity

Approval	Payment	Interest on shareholders’ equity

06/09/2021	07/20/2021	350,000
09/24/2021	10/27/2021	137,500
12/15/2021	01/25/2022	560,000
		1,047,500

03/22/2022	04/27/2022	195,000
06/15/2022	07/20/2022	270,000
09/12/2022	10/31/2022	235,000
09/12/2022	01/24/2023	245,000
12/12/2022	01/24/2023	455,000
02/09/2023	04/18/2023	600,000
		2,000,000